[PHOTO]

OPPENHEIMER GLOBAL EMERGING GROWTH FUND

Semiannual Report March 31, 1997

"WE WANT TO
GO AFTER
HIGH
LONG-TERM
GROWTH."

[OPPENHEIMER LOGO]
OPPENHEIMERFUNDS
THE RIGHT WAY TO INVEST

THIS FUND IS FOR PEOPLE WHO WANT TO TAKE PART IN THE TREMENDOUS POTENTIAL FOR GROWTH OFFERED BY EMERGING BUSINESSES THROUGHOUT THE WORLD.

                                      NEWS

                                BEAT THE AVERAGE

Total Return for the 1-Year Period Ended 3/31/97:

Oppenheimer Global Emerging Growth Fund
Class A Shares (at net asset value)(1)

9.90%

Lipper Global Small Cap Average for 27 Funds for the 1-Year Period Ended 3/31/97(3)

6.25%

HOW YOUR FUND IS MANAGED

Oppenheimer Global Emerging Growth Fund aggressively seeks capital appreciation by investing in emerging businesses throughout the world. These companies tend to be smaller in size and are expected to be active in developing new products and services or expanding into new markets. In searching for companies with the best potential for growth, the Fund's managers use a theme-oriented approach, focusing on such themes as telecommunications expansion, emerging consumer markets, infrastructure development, and efficiency enhancing technology, among others, to capitalize on key global growth trends.

PERFORMANCE

Total returns for the six months ended 3/31/97 were 0.62% for Class A shares, 0.24% for Class B shares and 0.24% for Class C shares, without deducting sales charges.(1)

         Your Fund's average annual total returns for Class A shares for the 1- and 5-year periods ended 3/31/97 and since inception on 12/30/87 were 3.58%, (5.48)% and 8.05%, respectively. For Class B shares, average annual total returns for the 1-year period ended 3/31/97 and since inception on 11/1/95 were 4.06% and 10.71%, respectively. For Class C shares, average annual total returns for the 1-year period ended 3/31/97 and since inception on 11/1/95 were 8.11% and 13.44%, respectively.(2)




Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

1. Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

2. Class A returns include the current maximum initial sales charge of 5.75%. Class B returns include the applicable contingent deferred sales charge of 5% (1 year) and 4% (since inception). Class C returns include the 1% contingent deferred sales charge for the 1-year result. An explanation of the different total returns is in the Fund's prospectus. Class B and Class C shares are subject to an annual 0.75% asset-based sales charge.

3. Source: Lipper Analytical Services, 3/31/97. The average is shown for comparative purposes only. Funds included in the index may have different investment policies and risks than the Fund. Oppenheimer Global Emerging Growth Fund is characterized by Lipper as a global small cap fund. Lipper performance is based on total return and does not take sales charges into account.

2        Oppenheimer Global Emerging Growth Fund

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Global Emerging
Growth Fund

DEAR SHAREHOLDER,

After six years of expansion, the U.S. economy has continued to demonstrate steady growth in a low-inflation environment. One of the major reasons has been the appreciation of the U.S. dollar. We believe that political and financial turmoil in Japan, led by problems in the Japanese real estate and banking markets, has shifted investor psychology in favor of the dollar. In addition, perceptions of domestic political stability, fueled by the re-election of President Clinton and the status quo Congressional elections, have encouraged foreign investment in the United States, increasing demand for the dollar and raising its value relative to foreign currencies.

         In a stable domestic environment, one benefit of an appreciating U.S. dollar is the increased spending power of the American consumer. An appreciating dollar buys more of a foreign currency, lowering the relative cost of foreign goods and services and encouraging Americans to purchase more of them. In turn, the increased exports to the United States should stimulate growth in these foreign economies. This overseas growth is extremely important for the long-term prosperity of the U.S. economy, as we rely on these countries to be in a strong enough economic position to purchase our goods and services, thereby stimulating our growth. In essence, an appreciating dollar allows the United States to bolster overseas economic growth in the expectation that these economies will help us to maintain our own strong domestic growth in the future.

         We received mixed signals from foreign economies during the six-month period ended March 31, 1997. On the positive side, lower interest rates and strengthening exports could ignite a strong growth cycle in Europe. In addition, Latin America is beginning to benefit from years of political reform, privatization and deregulation aimed at shifting their economies toward the U.S. capitalist model. Argentina's growth is the fastest, stemming from the most extensive reforms. We are also looking to Brazil, the most populous country in Latin America, to spur economic development both at home and with South American neighbors such as Peru and Chile. On the other hand, with the exception of Hong Kong, Asia's economic growth, dominated by a recession in Japan, has been disappointing.

         The combination of a strong U.S. economy and accelerating earnings growth overseas makes a compelling case for funds investing in both domestic and foreign securities. Because investing abroad involves greater risk and expenses--including political and economic uncertainties, currency rate fluctuations and liquidity restrictions--it should be undertaken with a long-term approach in mind. We believe that by diversifying investments throughout the world, investors can be well-positioned to participate in any economic environment.

         Your portfolio managers discuss the outlook for your Fund on the following pages. Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.

/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill

April 21, 1997


3        Oppenheimer Global Emerging Growth Fund

Q + A

[PHOTO] [PHOTO]

AN INTERVIEW WITH YOUR FUND'S MANAGERS.

(Q)   WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE?

HOW HAS THE FUND PERFORMED?

Disappointing growth across the U.S. small-cap sector dampened Oppenheimer Global Emerging Growth Fund's performance for the period. However, our strong stock selection in the emerging markets of Latin America and the developed markets of Europe buoyed the Fund's return significantly. For the six-month period ending March 31, 1997, the Fund's Class A shares returned 0.62%, without deducting sales charges.(1)

WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE?

The Fund's top holding was also one of its best performers. Due in part to a take-over bid, this Indonesian computer hardware retailer was up 50% for the period. Another outstanding performer this period was a luxury German car manufacturer. The company benefited from increased sales, attributable to the introduction of a popular new product. In addition, the depreciation of the German mark against the U.S. dollar made the company's products less expensive in the United States and bolstered export sales.

         The Fund had several top-performing holdings in the oil and gas offshore services sector. We purchased these holdings inexpensively as the industry emerged from a 15-year slowdown. Massive industry restructuring and the development of new technologies for finding and extracting oil have changed the economics of the industry and provided the Fund with some strong performance.(2)

DID ANY INVESTMENTS NOT PERFORM AS YOU'D EXPECTED?

Although the overall U.S. market grew at a healthy pace, small-capitalization companies did not. A pronounced market preference for large,

[PHOTO]

1. Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

2. The Fund's portfolio is subject to change.



4        Oppenheimer Global Emerging Growth Fund

FACING PAGE
Top left: George Evans, Portfolio
Manager

Top right: Bill Wilby, Senior VP,
Director of Global Investments

Bottom: Robert Doll, Executive VP,
Director of Equity Investments

THIS PAGE
Top: Frank Jennings, Member
of Global Investments Team

Bottom: Shanquan Li, Member
of Global Investments Team

(A) THE FUND HAD SEVERAL TOP-PERFORMING HOLDINGS IN THE OIL AND GAS OFFSHORE SERVICES SECTOR.


stable, liquid issues emerged in the United States in 1996 and endured throughout the period. Our investments in healthcare also underperformed due to individual earnings disappointments and, early in the period, because of pre-election jitters about the future of Medicare and Medicaid.

WHAT AREAS ARE YOU CURRENTLY TARGETING?

We continue to selectively seek small domestic companies with positive earnings potential. Valuations in much of the domestic small-cap sector are relatively low, and the potential for strong appreciation is great. We expect to see stronger economic growth in Europe driven in part by depreciating European currencies. Furthermore, Brazil, politically stable for the first time in many years, is poised for an economic recovery that could drive economic growth throughout Latin America.

         We remain committed to the technology sector and are looking for well-positioned emerging software and hardware companies that are usually found in sophisticated markets like the U.S. and Western Europe. Within the healthcare sector, we are seeking smaller drug companies and medical equipment companies driven by new technologies. We also remain invested in oil services companies and expect them to do well in the coming year.

5        Oppenheimer Global Emerging Growth Fund

STATEMENT OF INVESTMENTS   March 31, 1997 (Unaudited)

                                                                                                                  MARKET VALUE
                                                                                              SHARES              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.9%
------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS--2.1%
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.7%
            Saes Getters SpA                                                                    120,000           $  1,179,679
------------------------------------------------------------------------------------------------------------------------------
METALS--1.4%
            Cia de Minas Buenaventura SA, Sponsored ADR                                         102,500              2,203,750
------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--24.4%
------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING--7.7%
            Ciadea SA                                                                           219,997                979,110
            ------------------------------------------------------------------------------------------------------------------
            Diamond Home Services, Inc.(1)                                                       20,000                357,500
            ------------------------------------------------------------------------------------------------------------------
            IRSA Inversiones y Representaciones SA                                              257,201                964,621
            ------------------------------------------------------------------------------------------------------------------
            IRSA Inversiones y Representaciones SA, Sponsored GDR                                   700                 26,075
            ------------------------------------------------------------------------------------------------------------------
            Mahindra & Mahindra Ltd., GDR(2)                                                    140,683              1,653,025
            ------------------------------------------------------------------------------------------------------------------
            OEA, Inc.                                                                            20,000                835,000
            ------------------------------------------------------------------------------------------------------------------
            Orbital Engine Corp. Ltd.(1)                                                      1,100,000                870,853
            ------------------------------------------------------------------------------------------------------------------
            Porsche AG, Preference                                                                4,500              5,165,153
            ------------------------------------------------------------------------------------------------------------------
            Solidere, GDR(1)                                                                     50,000                587,500
            ------------------------------------------------------------------------------------------------------------------
            Team Rental Group, Inc.(1)                                                           20,000                420,000
            ------------------------------------------------------------------------------------------------------------------
            Thai Stanley Electric Co. Ltd.                                                      150,000                355,149
                                                                                                                  ------------
                                                                                                                    12,213,986

------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--5.7%
            AAPC Ltd.                                                                         1,000,000                603,561
            ------------------------------------------------------------------------------------------------------------------
            Applebee's International, Inc.                                                       30,000                723,750
            ------------------------------------------------------------------------------------------------------------------
            Casa Ole' Restaurants, Inc.(1)                                                       53,500                478,156
            ------------------------------------------------------------------------------------------------------------------
            Cinar Films, Inc., Cl. B(1)                                                          60,000              1,470,000
            ------------------------------------------------------------------------------------------------------------------
            CKE Restaurants, Inc.                                                                49,600              1,097,400
            ------------------------------------------------------------------------------------------------------------------
            Coach USA, Inc.(1)                                                                   30,000                870,000
            ------------------------------------------------------------------------------------------------------------------
            Lusomundo SGPS SA(1)                                                                200,000              1,728,659
            ------------------------------------------------------------------------------------------------------------------
            Metromedia International Group, Inc.(1)                                              65,000                564,687
            ------------------------------------------------------------------------------------------------------------------
            Signature Resorts, Inc.(1)                                                           20,000                470,000
            ------------------------------------------------------------------------------------------------------------------
            Tiemco Ltd.                                                                          22,000              1,048,380
                                                                                                                  ------------
                                                                                                                     9,054,593

------------------------------------------------------------------------------------------------------------------------------
MEDIA--2.0%
            Bemrose Corp. plc                                                                   150,000              1,075,462
            ------------------------------------------------------------------------------------------------------------------
            Grupo Radio Centro SA de CV, Sponsored ADR                                          131,000              1,129,875
            ------------------------------------------------------------------------------------------------------------------
            NRJ SA                                                                                6,500                891,534
                                                                                                                  ------------
                                                                                                                     3,096,871

------------------------------------------------------------------------------------------------------------------------------
RETAIL: GENERAL--3.8%
            Galeries Lafayette(1)                                                                 4,201              1,630,094
            ------------------------------------------------------------------------------------------------------------------
            PT Matahari Putra Prima                                                             800,000              1,166,181
            ------------------------------------------------------------------------------------------------------------------
            PT Ramayana Lestari Sentosa(1)                                                      835,000              1,947,522
            ------------------------------------------------------------------------------------------------------------------
            Wolverine World Wide, Inc.                                                           36,000              1,314,000
                                                                                                                  ------------
                                                                                                                     6,057,797

6      Oppenheimer Global Emerging Growth Fund

                                                                                                                 MARKET VALUE
                                                                                              SHARES             SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
RETAIL: SPECIALTY--5.2%
            Central Garden & Pet Co.(1)                                                          30,000          $    543,750
            -----------------------------------------------------------------------------------------------------------------
            Giordano International Ltd.                                                       1,000,000               606,528
            -----------------------------------------------------------------------------------------------------------------
            Linens 'N Things, Inc.(1)                                                            20,000               467,500
            -----------------------------------------------------------------------------------------------------------------
            Moebel Walther AG, Preference                                                        40,000             2,157,766
            -----------------------------------------------------------------------------------------------------------------
            Party City Corp.(1)                                                                  50,000               781,250
            -----------------------------------------------------------------------------------------------------------------
            Petco Animal Supplies, Inc.(1)                                                       30,000               705,000
            -----------------------------------------------------------------------------------------------------------------
            RDO Equipment Co., Cl. A(1)                                                          50,000               875,000
            -----------------------------------------------------------------------------------------------------------------
            Ryohin Keikaku Co. Ltd.                                                              13,000               845,246
           ------------------------------------------------------------------------------------------------------------------
            Wolford AG                                                                           12,000             1,348,973
                                                                                                                 ------------
                                                                                                                    8,331,013

-----------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--22.4%
-----------------------------------------------------------------------------------------------------------------------------
BEVERAGES--3.6%
            Al-Ahram Beverages Co., GDR(1)(2)                                                    30,000               583,500
            -----------------------------------------------------------------------------------------------------------------
            Hellenic Bottling Co., SA                                                            40,000             1,299,279
            -----------------------------------------------------------------------------------------------------------------
            Panamerican Beverages, Inc., Cl. A                                                   20,900             1,120,762
            -----------------------------------------------------------------------------------------------------------------
            Remy Cointreau                                                                       81,428             2,120,875
            -----------------------------------------------------------------------------------------------------------------
            Serm Suk Public Co. Ltd.                                                             31,000               632,531
                                                                                                                 ------------
                                                                                                                    5,756,947

-----------------------------------------------------------------------------------------------------------------------------
FOOD--3.8%
            Cresud SA, Sponsored ADR(1)                                                          80,000             1,500,000
            -----------------------------------------------------------------------------------------------------------------
            Disco SA, Sponsored ADR(1)                                                           52,700             1,719,338
            -----------------------------------------------------------------------------------------------------------------
            Hokuto Corp.                                                                         39,000             1,212,745
            -----------------------------------------------------------------------------------------------------------------
            Molinos Rio de la Plata SA, Cl. B                                                   437,499             1,618,944
                                                                                                                 ------------
                                                                                                                    6,051,027

-----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--9.7%
            Alpha-Beta Technology, Inc.(1)                                                       40,000               425,000
            -----------------------------------------------------------------------------------------------------------------
            Appligene Oncor SA(1)                                                                60,000               596,962
            -----------------------------------------------------------------------------------------------------------------
            Biocompatibles International plc(1)                                                 204,865             4,070,757
            -----------------------------------------------------------------------------------------------------------------
            Dura Pharmaceuticals, Inc.(1)                                                        20,000               715,000
            -----------------------------------------------------------------------------------------------------------------
            Incyte Pharmaceuticals, Inc.(1)                                                      15,000               780,000
            -----------------------------------------------------------------------------------------------------------------
            Marseille-Kliniken AG                                                               105,000             2,297,122
            -----------------------------------------------------------------------------------------------------------------
            Norland Medical Systems, Inc.(1)                                                     50,000               325,000
            -----------------------------------------------------------------------------------------------------------------
            Oxford Molecular Group plc(1)                                                       250,000             1,671,575
            -----------------------------------------------------------------------------------------------------------------
            Parexel International Corp.(1)                                                       20,000               460,000
            -----------------------------------------------------------------------------------------------------------------
            Rohto Pharmaceutical Co.                                                             60,000               542,767
            -----------------------------------------------------------------------------------------------------------------
            SangStat Medical Corp.(1)                                                            40,000             1,085,000
            -----------------------------------------------------------------------------------------------------------------
            Teikoku Hormone Manufacturing Co. Ltd.                                               50,000               537,113
            -----------------------------------------------------------------------------------------------------------------
            Tiger Medicals Ltd.                                                                 493,000               590,109
            -----------------------------------------------------------------------------------------------------------------
            Torii Pharmaceutical Co. Ltd.                                                        70,000             1,317,341
                                                                                                                 ------------
                                                                                                                   15,413,746


7      Oppenheimer Global Emerging Growth Fund

                                                                                                              MARKET VALUE
                                                                                              SHARES          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES &
SERVICES--4.7%
            AmeriSource Health Corp., Cl. A(1)                                                   30,000       $  1,312,500
            --------------------------------------------------------------------------------------------------------------
            Capstone Pharmacy Services, Inc.(1)                                                  60,000            660,000
            --------------------------------------------------------------------------------------------------------------
            Gulf South Medical Supply, Inc.(1)                                                   35,000            678,125
            --------------------------------------------------------------------------------------------------------------
            Henry Schein, Inc.(1)                                                                10,500            304,500
            --------------------------------------------------------------------------------------------------------------
            Nichii Gakkan Co.                                                                    27,000          1,179,791
            --------------------------------------------------------------------------------------------------------------
            OccuSystems, Inc.(1)                                                                 25,000            562,500
            --------------------------------------------------------------------------------------------------------------
            Omnicare, Inc.                                                                       15,000            352,500
            --------------------------------------------------------------------------------------------------------------
            Pediatrix Medical Group, Inc.(1)                                                     20,000            657,500
            --------------------------------------------------------------------------------------------------------------
            Rural/Metro Corp.(1)                                                                  4,700            143,350
            --------------------------------------------------------------------------------------------------------------
            Serologicals Corp.(1)                                                                35,000            525,000
            --------------------------------------------------------------------------------------------------------------
            Superior Consultant Holdings Corp.(1)                                                35,000            621,250
            --------------------------------------------------------------------------------------------------------------
            Total Renal Care Holdings, Inc.(1)                                                   16,000            486,000
                                                                                                              ------------
                                                                                                                 7,483,016

--------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS--0.6%
            Srithai Superware Co. Ltd.                                                          175,000            875,841
--------------------------------------------------------------------------------------------------------------------------
ENERGY--4.8%
----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES &
PRODUCERS--3.1%
            Cie Generale de Geophysique SA(1)                                                    27,500          2,477,125
            --------------------------------------------------------------------------------------------------------------
            Smedvig AS, Series B(1)                                                             100,000          2,425,003
                                                                                                              ------------
                                                                                                                 4,902,128

--------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED--1.7%
            Expro International Group plc                                                       340,000          2,730,239
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL--9.2%
--------------------------------------------------------------------------------------------------------------------------
BANKS--0.0%
--------------------------------------------------------------------------------------------------------------------------
            Banco Frances del Rio de la Plata SA, Sponsored ADR                                     805             24,150
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--5.3%
            Administradora de Fondos de Pensiones Provida SA, Sponsored ADR                       1,800             37,575
            --------------------------------------------------------------------------------------------------------------
            Credicorp Ltd.                                                                       47,000          1,098,625
            --------------------------------------------------------------------------------------------------------------
            Egypt Investment Co.                                                                 96,500          1,495,750
            --------------------------------------------------------------------------------------------------------------
            First Russian Frontiers Trust plc(1)                                                 62,223          1,241,497
            -------------------------------------------------------------------------------------------------------------
            FIRSTPLUS Financial Group, Inc.(1)                                                   12,000            361,500
            --------------------------------------------------------------------------------------------------------------
            Industrial Credit & Investment Corp. of India Ltd. (The), GDR(1)(2)                  92,900            998,675
            --------------------------------------------------------------------------------------------------------------
            Manhattan Card Co. Ltd.                                                           2,500,000            863,012
            --------------------------------------------------------------------------------------------------------------
            Van Der Hoop Effektenbank NV                                                        145,000          1,229,101
            --------------------------------------------------------------------------------------------------------------
            Wing Hang Bank Ltd.                                                                 250,000          1,096,912
                                                                                                              ------------
                                                                                                                 8,422,647

--------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.9%
            CapMAC Holdings, Inc.                                                                30,000            798,750
            --------------------------------------------------------------------------------------------------------------
            Ockham Holdings plc                                                               1,200,000          1,583,080
            --------------------------------------------------------------------------------------------------------------
            Reinsurance Australia Corp. Ltd.                                                  1,138,843          3,826,908
                                                                                                              ------------
                                                                                                                 6,208,738

8      Oppenheimer Global Emerging Growth Fund

                                                                                                            MARKET VALUE
                                                                                              SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--16.1%
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
            Crompton Greaves Ltd., GDR(1)                                                        70,000     $    225,750
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS--0.6%
            HI Cement Corp.(2)                                                                2,592,000          983,120
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--11.6%
            Affiliated Computer Services, Inc., Cl. A(1)                                         20,000          457,500
            ------------------------------------------------------------------------------------------------------------
            BAU Holdings AF, Preference                                                          12,000          705,145
            ------------------------------------------------------------------------------------------------------------
            Boskalis Westminster                                                                117,000        2,332,813
            ------------------------------------------------------------------------------------------------------------
            BTG plc(1)                                                                          250,000        2,775,716
            ------------------------------------------------------------------------------------------------------------
            Daisytek International Corp.(1)                                                      23,500          734,375
            ------------------------------------------------------------------------------------------------------------
            DecisionOne Holdings Corp.(1)                                                        40,000          600,000
            ------------------------------------------------------------------------------------------------------------
            Fugro NV                                                                            100,000        2,132,468
            ------------------------------------------------------------------------------------------------------------
            ICTS International NV(1)                                                             70,000          564,375
            ------------------------------------------------------------------------------------------------------------
            May & Speh, Inc.(1)                                                                  50,000          418,750
            ------------------------------------------------------------------------------------------------------------
            MRC Allied Industries, Inc.(1)                                                   12,500,000        1,706,806
            ------------------------------------------------------------------------------------------------------------
            PT Citra Marga Nusaphala Persada                                                  2,331,000        2,087,318
            ------------------------------------------------------------------------------------------------------------
            Serco Group plc                                                                     200,000        2,261,542
            ------------------------------------------------------------------------------------------------------------
            Service Experts, Inc.(1)                                                             16,700          359,050
            ------------------------------------------------------------------------------------------------------------
            VBH Holding AG                                                                       70,000        1,267,088
                                                                                                            ------------
                                                                                                              18,402,946

------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--2.4%
            Chicago Miniature Lamp, Inc.(1)                                                      16,000          314,000
            ------------------------------------------------------------------------------------------------------------
            Powerscreen International plc                                                       150,000        1,510,563
            ------------------------------------------------------------------------------------------------------------
            PRI Automation, Inc.(1)                                                              15,000          716,250
            ------------------------------------------------------------------------------------------------------------
            U.S. Filter Corp.(1)                                                                 40,000        1,235,000
                                                                                                            ------------
                                                                                                               3,775,813

------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--1.4%
            Guangshen Railway Co. Ltd., Sponsored ADR(1)                                         41,200          901,250
            ------------------------------------------------------------------------------------------------------------
            Koninklijke Van Ommeren NV                                                           30,000        1,311,468
                                                                                                            ------------
                                                                                                               2,212,718

------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--15.8%
------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--3.9%
            Eidos plc(1)                                                                        102,500        1,406,806
            ------------------------------------------------------------------------------------------------------------
            Frontec AB, B Shares(1)                                                              75,000          756,603
            ------------------------------------------------------------------------------------------------------------
            Imagineer Co. Ltd.                                                                   20,400          650,836
            ------------------------------------------------------------------------------------------------------------
            PT Multipolar Corp.(3)                                                            2,699,200        3,372,594
                                                                                                            ------------
                                                                                                               6,186,839

------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE--6.6%
            Clarify, Inc.(1)                                                                     20,000          482,500
            ------------------------------------------------------------------------------------------------------------
            Engineering Animation, Inc.(1)                                                       44,300        1,029,975
            ------------------------------------------------------------------------------------------------------------
            Forte Software, Inc.(1)                                                              15,000          345,000
            ------------------------------------------------------------------------------------------------------------
            Global DirectMail Corp.(1)                                                           20,000          347,500
            ------------------------------------------------------------------------------------------------------------
            Integrated Measurement Systems, Inc.(1)                                              40,000          600,000
            ------------------------------------------------------------------------------------------------------------
            McAfee Associates, Inc.(1)                                                           15,000          663,750
            ------------------------------------------------------------------------------------------------------------
            Misys plc                                                                           181,833        3,702,497

9      Oppenheimer Global Emerging Growth Fund

                                                                                                                       MARKET VALUE
                                                                                                     SHARES            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE
(CONTINUED)
            National Instruments Corp.(1)                                                               30,000         $    967,500
            -----------------------------------------------------------------------------------------------------------------------
            Rational Software Corp.(1)                                                                  15,000              309,375
            -----------------------------------------------------------------------------------------------------------------------
            Red Brick Systems, Inc.(1)                                                                  30,000              420,000
            -----------------------------------------------------------------------------------------------------------------------
            Remedy Corp.(1)                                                                             10,000              382,500
            -----------------------------------------------------------------------------------------------------------------------
            Versant Object Technology Corp.(1)                                                          30,000              266,250
            -----------------------------------------------------------------------------------------------------------------------
            Viasoft, Inc.(1)                                                                            10,000              325,000
            -----------------------------------------------------------------------------------------------------------------------
            Visio Corp.(1)                                                                              17,300              674,700
                                                                                                                       ------------
                                                                                                                         10,516,547

-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS--3.5%
            Austria Mikro Systeme International AG                                                      22,700            2,128,439
            -----------------------------------------------------------------------------------------------------------------------
            BENCHMARQ Microelectronics, Inc.(1)                                                         25,000              312,500
            -----------------------------------------------------------------------------------------------------------------------
            ESS Technology, Inc.(1)                                                                     25,000              606,250
            -----------------------------------------------------------------------------------------------------------------------
            Gold Peak Industries (Holdings) Ltd.                                                     1,600,000            1,032,388
            -----------------------------------------------------------------------------------------------------------------------
            Pittway Corp., Cl. A                                                                        20,000              970,000
            -----------------------------------------------------------------------------------------------------------------------
            SDL, Inc.(1)                                                                                25,000              428,125
                                                                                                                       ------------
                                                                                                                          5,477,702
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY--1.8%
            LCI International, Inc.(1)                                                                  35,000              586,250
            -----------------------------------------------------------------------------------------------------------------------
            Tel-Save Holdings, Inc.(1)                                                                  40,000              580,000
            -----------------------------------------------------------------------------------------------------------------------
            Telecel Comunicacoes Pessoais SA(1)                                                         20,000            1,639,246
                                                                                                                       ------------
                                                                                                                          2,805,496
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.1%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.6%
            Beijing Datang Power Generation Co.(1)                                                   2,250,000              900,113
            -----------------------------------------------------------------------------------------------------------------------
            First Philippine Holdings Corp., B Shares                                                  875,000            1,609,612
                                                                                                                       ------------
                                                                                                                          2,509,725

-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES--0.5%
            McLeod, Inc.(1)                                                                             15,000              266,250
            -----------------------------------------------------------------------------------------------------------------------
            West TeleServices Corp.(1)                                                                  40,000              515,000
                                                                                                                       ------------
                                                                                                                            781,250

                                                                                                                       ------------
            Total Common Stocks (Cost $134,900,059)                                                                     153,884,074

===================================================================================================================================
PREFERRED STOCKS--2.3%
-----------------------------------------------------------------------------------------------------------------------------------
            Marschollek, Lautenschlaeger und Partner-VO, Non-vtg. Preferred Stock
            (Cost $952,550)                                                                             17,000            3,607,066

                                                                                                     UNITS
===================================================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
-----------------------------------------------------------------------------------------------------------------------------------
            First Russian Frontiers plc Wts., Exp. 12/01                                                12,444              125,418
            -----------------------------------------------------------------------------------------------------------------------
            PerSeptive Biosystems, Inc., Cl. A Wts., Exp. 12/97                                         40,110                   --
                                                                                                                       ------------
            Total Rights, Warrants and Certificates (Cost $324,620)                                                         125,418

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $136,177,229)                                                           99.3%         157,616,558
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                            0.7            1,151,037
                                                                                                     ---------         ------------
NET ASSETS                                                                                               100.0%        $158,767,595
                                                                                                     =========         ============

10     Oppenheimer Global Emerging Growth Fund

-----------------------------------------------------------------------------------------------------------------------------------
Distribution of investments by country of issue, as a percentage of total investments at value, is as follows:

COUNTRY                                                                          MARKET VALUE                       PERCENT
---------------------------------------------------------------------------------------------------------------------------
United States                                                                    $37,669,819                           23.9%
---------------------------------------------------------------------------------------------------------------------------
Great Britain                                                                     24,155,152                           15.3
----------------------------------------------------------------------------------------------------------------------------
Germany                                                                           14,494,196                            9.2
----------------------------------------------------------------------------------------------------------------------------
Indonesia                                                                          8,573,614                            5.4
----------------------------------------------------------------------------------------------------------------------------
France                                                                             7,716,589                            4.9
----------------------------------------------------------------------------------------------------------------------------
The Netherlands                                                                    7,570,225                            4.8
----------------------------------------------------------------------------------------------------------------------------
Japan                                                                              7,334,219                            4.7
----------------------------------------------------------------------------------------------------------------------------
Argentina                                                                          6,832,237                            4.3
----------------------------------------------------------------------------------------------------------------------------
Australia                                                                          5,301,322                            3.4
----------------------------------------------------------------------------------------------------------------------------
Hong Kong                                                                          4,498,953                            2.9
----------------------------------------------------------------------------------------------------------------------------
Philippines                                                                        4,299,538                            2.7
----------------------------------------------------------------------------------------------------------------------------
Austria                                                                            4,182,558                            2.7
----------------------------------------------------------------------------------------------------------------------------
Portugal                                                                           3,367,905                            2.1
----------------------------------------------------------------------------------------------------------------------------
Peru                                                                               3,302,375                            2.1
----------------------------------------------------------------------------------------------------------------------------
India                                                                              2,877,450                            1.8
----------------------------------------------------------------------------------------------------------------------------
Norway                                                                             2,425,003                            1.5
----------------------------------------------------------------------------------------------------------------------------
Mexico                                                                             2,250,638                            1.4
----------------------------------------------------------------------------------------------------------------------------
Egypt                                                                              2,079,250                            1.3
----------------------------------------------------------------------------------------------------------------------------
Thailand                                                                           1,863,520                            1.2
----------------------------------------------------------------------------------------------------------------------------
Canada                                                                             1,470,000                            0.9
----------------------------------------------------------------------------------------------------------------------------
Greece                                                                             1,299,279                            0.8
----------------------------------------------------------------------------------------------------------------------------
Italy                                                                              1,179,679                            0.8
----------------------------------------------------------------------------------------------------------------------------
China                                                                                901,250                            0.6
----------------------------------------------------------------------------------------------------------------------------
Sweden                                                                               756,603                            0.5
----------------------------------------------------------------------------------------------------------------------------
Singapore                                                                            590,109                            0.4
----------------------------------------------------------------------------------------------------------------------------
Lebanon                                                                              587,500                            0.4
----------------------------------------------------------------------------------------------------------------------------
Chile                                                                                 37,575                            0.0
                                                                                ------------                          -----
Total                                                                           $157,616,558                          100.0%
                                                                                ============                          =====

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,218,320 or 2.66% of the Fund's net assets, at March 31, 1997.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 1997. There were no affiliate securities held as of March 31, 1997. Transactions during the period in which the issuer was an affiliate are as follows:

                         BALANCE                                                                   BALANCE
                         SEPTEMBER 30, 1996        GROSS ADDITIONS      GROSS REDUCTIONS           MARCH 31, 1997
                         ------------------------  ------------------   -----------------------    ----------------------
                         SHARES        COST        SHARES     COST      SHARES       COST          SHARES      COST
-------------------------------------------------------------------------------------------------------------------------
PT Multipolar Corp.      6,349,200     $3,947,959     --      $    --   3,650,000    $2,388,350    2,699,200   $1,559,609




                             DIVIDEND
                             INCOME
-------------------------------------
PT Multipolar Corp.           $36,952

       See accompanying Notes to Financial Statements.

11     Oppenheimer Global Emerging Growth Fund

STATEMENT OF ASSETS AND LIABILITIES   March 31, 1997 (Unaudited)

===========================================================================================================================
Assets
            Investments, at value (cost $136,177,229)--see accompanying statement                              $157,616,558
            ---------------------------------------------------------------------------------------------------------------
            Unrealized appreciation on forward foreign currency exchange contracts--Note 5                          221,349
            ---------------------------------------------------------------------------------------------------------------
            Receivables:
            Investments sold                                                                                      3,171,217
            Dividends                                                                                               275,866
            Shares of beneficial interest sold                                                                      240,607
            ---------------------------------------------------------------------------------------------------------------
            Other                                                                                                     9,895
                                                                                                               ------------
            Total assets                                                                                        161,535,492

===========================================================================================================================
LIABILITIES
            Bank overdraft                                                                                        1,544,351
            ---------------------------------------------------------------------------------------------------------------
            Payables and other liabilities:
            Shares of beneficial interest redeemed                                                                  667,854
            Shareholder reports                                                                                     131,707
            Investments purchased                                                                                   103,288
            Distribution and service plan fees                                                                      100,263
            Trustees' fees--Note 1                                                                                  100,118
            Custodian fees                                                                                           58,702
            Transfer and shareholder servicing agent fees                                                            45,488
            Other                                                                                                    16,126
                                                                                                               ------------
            Total liabilities                                                                                     2,767,897

===========================================================================================================================
NET ASSETS                                                                                                     $158,767,595
                                                                                                               ============

===========================================================================================================================
COMPOSITION OF
NET ASSETS
            Paid-in capital                                                                                    $159,796,450
            ---------------------------------------------------------------------------------------------------------------
            Accumulated net investment loss                                                                      (1,211,478)
            ---------------------------------------------------------------------------------------------------------------
            Accumulated net realized loss on investment transactions                                            (21,478,027)
            ---------------------------------------------------------------------------------------------------------------
            Net unrealized appreciation on investments and translation
            of assets and liabilities denominated in foreign currencies                                          21,660,650
                                                                                                               ------------
            Net assets                                                                                         $158,767,595
                                                                                                               ============

===========================================================================================================================
NET ASSET VALUE
PER SHARE
            Class A Shares:
            Net asset value and redemption price per share (based on net assets
            of $142,511,065 and 6,756,133 shares of beneficial interest outstanding)                                 $21.09
            Maximum offering price per share (net asset value plus sales charge
            of 5.75% of offering price)                                                                              $22.38

            ---------------------------------------------------------------------------------------------------------------
            Class B Shares:
            Net asset value, redemption price and offering price per share (based on
            net assets of $12,333,384 and 592,108 shares of beneficial interest outstanding)                         $20.83

            ---------------------------------------------------------------------------------------------------------------
            Class C Shares:
            Net asset value, redemption price and offering price per share (based on
            net assets of $3,923,146 and 188,232 shares of beneficial interest outstanding)                          $20.84

            See accompanying Notes to Financial Statements.

12       Oppenheimer Global Emerging Growth Fund

STATEMENT OF OPERATIONS   For the Six Months Ended March 31, 1997 (Unaudited)

===========================================================================================================================
INVESTMENT INCOME
            Dividends:
            Unaffiliated companies (net of foreign withholding taxes of $38,642)                               $    386,064
            Affiliated companies (net of foreign withholding taxes of $6,521)                                        36,952
            ---------------------------------------------------------------------------------------------------------------
            Interest                                                                                                 74,914
                                                                                                               ------------
            Total income                                                                                            497,930

===========================================================================================================================
Expenses
            Management fees--Note 4                                                                                 688,745
            ---------------------------------------------------------------------------------------------------------------
            Transfer and shareholder servicing agent fees--Note 4                                                   292,027
            ---------------------------------------------------------------------------------------------------------------
            Distribution and service plan fees--Note 4:
            Class A                                                                                                 180,949
            Class B                                                                                                  57,977
            Class C                                                                                                  18,703
            ---------------------------------------------------------------------------------------------------------------
            Shareholder reports                                                                                      85,955
            ---------------------------------------------------------------------------------------------------------------
            Custodian fees and expenses                                                                              82,803
            ---------------------------------------------------------------------------------------------------------------
            Legal and auditing fees                                                                                  13,419
            ---------------------------------------------------------------------------------------------------------------
            Trustees' fees and expenses--Note 1                                                                      10,790
            ---------------------------------------------------------------------------------------------------------------
            Insurance expenses                                                                                        4,324
            ---------------------------------------------------------------------------------------------------------------
            Registration and filing fees:
            Class B                                                                                                     446
            Class C                                                                                                     194
            ---------------------------------------------------------------------------------------------------------------
            Other                                                                                                     6,397
                                                                                                               ------------
            Total expenses                                                                                        1,442,729

===========================================================================================================================
NET INVESTMENT LOSS                                                                                                (944,799)

===========================================================================================================================
REALIZED AND UNREALIZED
GAIN (LOSS)
            Net realized gain (loss) on:
            Investments:
            Unaffiliated companies                                                                               (1,675,282)
            Affiliated companies                                                                                  1,393,832
            Foreign currency transactions                                                                          (892,646)
                                                                                                               ------------
            Net realized loss                                                                                    (1,174,096)

            ---------------------------------------------------------------------------------------------------------------
            Net change in unrealized appreciation or depreciation on:
            Investments                                                                                           6,092,853
            Translation of assets and liabilities denominated in foreign currencies                              (2,839,233)
                                                                                                               ------------
            Net change                                                                                            3,253,620
                                                                                                               ------------
            Net realized and unrealized gain                                                                      2,079,524

===========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                             $1,134,725
                                                                                                               ============

            See accompanying Notes to Financial Statements.

13     Oppenheimer Global Emerging Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           SIX MONTHS ENDED    YEAR ENDED
                                                                                           MARCH 31, 1997      SEPTEMBER 30,
                                                                                           (UNAUDITED)         1996
============================================================================================================================
OPERATIONS
            Net investment loss                                                            $    (944,799)       $    (235,115)
            -----------------------------------------------------------------------------------------------------------------
            Net realized gain (loss)                                                          (1,174,096)          21,126,323
            -----------------------------------------------------------------------------------------------------------------
            Net change in unrealized appreciation or depreciation                              3,253,620             (333,043)
                                                                                           -------------        -------------
            Net increase in net assets resulting from operations                               1,134,725           20,558,165

=============================================================================================================================
BENEFICIAL INTEREST
TRANSACTIONS
            Net increase (decrease) in net assets resulting from beneficial interest transactions--Note 2:
            Class A                                                                          (12,687,539)          (6,010,385)
            Class B                                                                            1,472,364           10,625,564
            Class C                                                                              641,688            3,210,027

=============================================================================================================================
NET ASSETS
            Total increase (decrease)                                                         (9,438,762)          28,383,371
            -----------------------------------------------------------------------------------------------------------------
            Beginning of period                                                              168,206,357          139,822,986
                                                                                           -------------        -------------
            End of period (including accumulated net investment losses
            of $1,211,478 and $266,679, respectively)                                       $158,767,595         $168,206,357
                                                                                           =============        =============
            See accompanying Notes to Financial Statements.

14     Oppenheimer Global Emerging Growth Fund

FINANCIAL HIGHLIGHTS

                                             CLASS A
                                             -----------------------------------------------------------------
                                             SIX MONTHS
                                             ENDED
                                             MARCH 31,
                                             1997            YEAR ENDED SEPTEMBER 30,
                                             (UNAUDITED)     1996          1995        1994     1993     1992
==============================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period             $20.96      $18.03    $19.35    $21.64      $20.25     $26.90
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       (.11)       (.03)      .01      (.01)       (.10)      (.17)
Net realized and unrealized
gain (loss)                                         .24        2.96     (1.33)    (2.11)       1.69      (6.47)
                                                 ------      ------    ------    ------      ------     ------
Total income (loss) from
investment operations                               .13        2.93     (1.32)    (2.12)       1.59      (6.64)
--------------------------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                              --           --        --        --          --       (.01)
Distributions in excess of
net realized gain                                   --           --        --      (.17)       (.20)      --
                                                ------       ------     ------   ------    --------     ------
Total dividends and distributions
to shareholders                                     --           --        --      (.17)       (.20)      (.01)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $21.09       $20.96    $18.03    $19.35      $21.64     $20.25
                                              ========     ========  ========  ========    ========   ========

==============================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)               0.62%       16.25%    (6.82)%   (9.91)%      7.79%    (24.70)%

==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                                $142,511     $154,082  $139,823  $163,295    $199,697   $129,634
--------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                                $152,293     $142,045  $148,378  $190,984    $194,184   $166,144
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                     (1.15)%(3)   (0.15)%    0.07%    (1.05)%     (0.80)%    (0.71)%
Expenses                                          1.66%(3)     1.87%     1.76%     1.77%       1.59%      1.39%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                        36.3%       125.9%    160.3%     54.7%       41.0%       2.6%
Average brokerage
commission rate(5)                             $0.0008      $0.0030       --         --          --         --



                                              CLASS B                      CLASS C
                                              ------                       ------
                                              SIX MONTHS                   SIX MONTHS
                                              ENDED           PERIOD       ENDED           PERIOD
                                              MARCH 31,       ENDED        MARCH 31,       ENDED
                                              1997            SEPT. 30,    1997            SEPT. 30,
                                              (UNAUDITED)     1996(1)      (UNAUDITED)     1996(1)
====================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period         $20.78           $17.43         $20.79           $17.43
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                   (.18)            (.01)          (.18)            (.01)
Net realized and unrealized
gain (loss)                                     .23             3.36            .23             3.37
                                              ------          ------         ------           ------
Total income (loss) from
investment operations                           .05             3.35            .05             3.36
----------------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                           --               --             --               --
Distributions in excess of
net realized gain                                --               --             --               --
                                             ------           ------         ------           ------
Total dividends and distributions
to shareholders                                  --               --             --               --
----------------------------------------------------------------------------------------------------
Net asset value, end of period               $20.83           $20.78         $20.84           $20.79
                                             ======           ======         ======           ======
====================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)            0.24%           19.22%          0.24%           19.28%

====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                              $12,333          $10,855         $3,923           $3,269
----------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                              $11,651           $4,675         $3,759           $1,599
----------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                  (1.92)%(3)       (0.42)%(3)     (1.92)%(3)       (0.45)%(3)
Expenses                                       2.41%(3)         2.56%(3)       2.42%(3)         2.54%(3)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                     36.3%           125.9%          36.3%           125.9%
Average brokerage
commission rate(5)                          $0.0008          $0.0030        $0.0008          $0.0030


1. For the period from November 1, 1995 (inception of offering) to September 30, 1996.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized.

4. The lesser of purchases or sales of portfolio securities for a period, divided by securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1997 were $59,572,600 and $65,452,492, respectively.

5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.

15     Oppenheimer Global Emerging Growth Fund

NOTES TO FINANCIAL STATEMENTS   (Unaudited)

================================================================================

1. SIGNIFICANT
   ACCOUNTING POLICIES
            Oppenheimer Global Emerging Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to aggressively seek capital appreciation through investments in equity securities of emerging growth companies in the U.S. and foreign countries. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

            --------------------------------------------------------------------
            INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

            --------------------------------------------------------------------
            FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                        The effect of changes in foreign currency exchange
            rates on investments is separately identified from fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

            --------------------------------------------------------------------
            REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

            --------------------------------------------------------------------
            ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

            --------------------------------------------------------------------
            FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

            --------------------------------------------------------------------
            TRUSTEES' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 1997, a reduction of $2,085 was made for the Fund's projected benefit obligations and payments of $4,525 were made to retired trustees, resulting in an accumulated liability of $94,047 at March 31, 1997.

16     Oppenheimer Global Emerging Growth Fund

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
   (CONTINUED)
            DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

            --------------------------------------------------------------------
            CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Fund.

            --------------------------------------------------------------------
            OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

                        The preparation of financial statements in conformity
            with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. SHARES OF
   BENEFICIAL INTEREST
            The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED MARCH 31, 1997                YEAR ENDED SEPTEMBER 30, 1996(1)
                               --------------------------------               ----------------------------------
                               SHARES           AMOUNT                        SHARES           AMOUNT
            ------------------------------------------------------------------------------------------------
            Class A:
            Sold                1,222,809        $25,774,292                   3,277,006       $65,681,449
            Redeemed           (1,818,377)       (38,461,831)                 (3,681,446)      (71,691,834)
                                ---------         ----------                   ---------       -----------
            Net decrease         (595,568)      $(12,687,539)                   (404,440)      $(6,010,385)
                                =========       ============                  ==========       ============

            ------------------------------------------------------------------------------------------------
            Class B:
            Sold                  249,901         $5,248,894                     722,783       $14,601,668
            Redeemed             (180,289)        (3,776,530)                   (200,287)       (3,976,104)
                                 --------        -----------                    --------       -----------
            Net increase           69,612         $1,472,364                     522,496       $10,625,564
                                =========        ===========                    ========       ===========
            ------------------------------------------------------------------------------------------------
            Class C:
            Sold                  102,177         $2,142,599                     244,882        $4,972,628
            Redeemed              (71,228)        (1,500,911)                    (87,599)       (1,762,601)
                                 --------          ---------                    --------        ----------
            Net increase           30,949           $641,688                     157,283        $3,210,027
                                =========        ===========                    ========       ============

            1. For the year ended September 30, 1996 for Class A shares and for the period from November 1, 1995 (inception of offering) to September 30, 1996 for Class B and Class C shares.

================================================================================
3. UNREALIZED GAINS AND
   LOSSES ON INVESTMENTS
            At March 31, 1997, net unrealized appreciation on investments of $21,439,329 was composed of gross appreciation of $34,477,376, and gross depreciation of $13,038,047.

================================================================================
4. MANAGEMENT FEES
   AND OTHER TRANSACTIONS
   WITH AFFILIATES

            Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1% on the first $50 million of average annual net assets, 0.75% on the next $150 million, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of net assets in excess of $800 million.

                        For the six months ended March 31, 1997, commissions
            (sales charges paid by investors) on sales of Class A shares totaled $213,648, of which $65,767 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $142,100 and $9,270, of which $15,087 was paid to an affiliated broker/dealer for Class B. During the six months ended March 31, 1997, OFDI received contingent deferred sales charges of $9,466 and $1,654, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

17     Oppenheimer Global Emerging Growth Fund

================================================================================
4. MANAGEMENT FEES
   AND OTHER TRANSACTIONS
   WITH AFFILIATES
   (CONTINUED)
            OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

                        The Fund has adopted a Service Plan for Class A shares
            to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended March 31, 1997, OFDI paid $10,159 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

                        The Fund has adopted compensation type Distribution and
            Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the six months ended March 31, 1997, OFDI retained $53,496 and $15,976, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If the Plans are terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plans were terminated. At March 31, 1997, OFDI had incurred unreimbursed expenses of $396,717 for Class B and $47,914 for Class C.

================================================================================
5. FORWARD CONTRACTS

            A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

                        The Fund uses forward contracts to seek to manage
            foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

                        Forward contracts are valued based on the closing
            prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

                        Securities held in segregated accounts to cover net
            exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                        Risks include the potential inability of the
            counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

            At March 31, 1997, the Fund had outstanding forward contracts to purchase foreign currencies as follows:

                                                            CONTRACT AMOUNT       VALUATION AS OF     UNREALIZED
                                        EXPIRATION DATE     (000S)                MARCH 31, 1997      APPRECIATION
            ------------------------------------------------------------------------------------------------------
            Japanese Yen (JPY)          4/7/97              343,940JPY            $2,781,969          $221,349
                                                                                  ==========          ========

18  Oppenheimer Global Emerging Growth Fund

OPPENHEIMER GLOBAL EMERGING GROWTH FUND


================================================================================
OFFICERS AND TRUSTEES
            Leon Levy, Chairman of the Board of Trustees
            Donald W. Spiro, Vice Chairman of the Board of Trustees
            Bridget A. Macaskill, Trustee and President
            Robert G. Galli, Trustee
            Benjamin Lipstein, Trustee
            Elizabeth B. Moynihan, Trustee
            Kenneth A. Randall, Trustee
            Edward V. Regan, Trustee
            Russell S. Reynolds, Jr., Trustee
            Pauline Trigere, Trustee
            Clayton K. Yeutter, Trustee
            George Evans, Vice President
            Jay Tracey, Vice President
            George C. Bowen, Treasurer
            Robert J. Bishop, Assistant Treasurer
            Scott T. Farrar, Assistant Treasurer
            Andrew J. Donohue, Secretary
            Robert G. Zack, Assistant Secretary

================================================================================
INVESTMENT ADVISER
            OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR
            OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER
SERVICING AGENT
            OppenheimerFunds Services

================================================================================
CUSTODIAN OF
PORTFOLIO SECURITIES
            The Bank of New York

================================================================================
INDEPENDENT AUDITORS
            KPMG Peat Marwick LLP
================================================================================
LEGAL COUNSEL
            Gordon Altman Butowsky Weitzen Shalov & Wein

            The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors. This is a copy of a report to shareholders of Oppenheimer Global Emerging Growth Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Global Emerging Growth Fund. For material information concerning the Fund, see the Prospectus.

            Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

19     Oppenheimer Global Emerging Growth Fund

INFORMATION

GENERAL INFORMATION
Monday-Friday 8:30 a.m.-9 p.m.ET
Saturday 10 a.m.-2 p.m. ET

1-800-525-7048

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-852-8457

PHONELINK
24 hours a day, automated
information and transactions

1-800-533-3310

TELECOMMUNICATIONS DEVICE
FOR THE DEAF (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-843-4461

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments

1-800-835-3104

RS0750.001.0397       May 31, 1997

[PHOTO]

Customer Service Representative
OppenheimerFunds Services

"HOW MAY I HELP YOU?"

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

          And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

          When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that ''links'' your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.

          For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

          You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

          So call us today--we're here to help.

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OppenheimerFunds Distributor, Inc.
P.O. Box 5270
Denver, CO 80217-5270

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